UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

Amendment No. 1

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   October 18, 2023 to November 17, 2023

Commission File Number of issuing entity:  333-207361-03

Central Index Key Number of issuing entity:  0001688149

CSAIL 2016-C7 Commercial Mortgage Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-207361

Central Index Key Number of depositor:  0001654060

Credit Suisse Commercial Mortgage Securities Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001628601

Column Financial, Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001632269

Benefit Street Partners CRE Finance LLC (formerly known as BSPCC Lender L.L.C.)
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001624053

Argentic Real Estate Finance LLC (formerly known as Silverpeak Real Estate Finance LLC)
(Exact name of sponsor as specified in its charter)

Joseph Speziale  (212) 538-7301
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4014749
38-4014750
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, National Association
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
A-5			X
A-SB			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Explanatory Note:

This Form 10-D/A is being filed to provide the unaudited net operating income amount for the Coconut Point Mortgage Loan for the period from January 1, 2023 to September 30, 2023, which was unavailable on December 1, 2023 when the Form 10-D was filed.  The Form 10-D filed on December 1, 2023 (SEC Accession No. 0001888524-23-016947) should be disregarded, and this Form 10-D/A should be referred to for the unaudited net operating income amount reported under Item 6.  No modifications were made to the monthly distribution report.

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On November 17, 2023 a distribution was made to holders of the certificates issued by CSAIL 2016-C7 Commercial Mortgage Trust.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the CSAIL 2016-C7 Commercial Mortgage Trust in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on November 17, 2023

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
1	1.15%	1	$420,900.54

No assets securitized by Credit Suisse Commercial Mortgage Securities Corp. (the "Depositor") and held by CSAIL 2016-C7 Commercial Mortgage Trust were the subject of a demand to repurchase for breach of the representations and warranties contained in the underlying transaction documents during the distribution period from October 18, 2023 to November 17, 2023.

The Depositor has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on January 31, 2023. The CIK number of the Depositor is 0001654060.

Column Financial, Inc. ("Column"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on January 31, 2023. The CIK number of Column is 0001628601.

Benefit Street Partners CRE Finance LLC (formerly known as BSPCC Lender L.L.C.) ("BSPCF"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on February 14, 2023. The CIK number of BSPCF is 0001632269.

Argentic Real Estate Finance LLC (formerly known as Silverpeak Real Estate Finance LLC) ("Argentic"), one of the sponsors, has filed a Form ABS-15G pursuant to Rule 15Ga-1 under the Securities Exchange Act of 1934 on November 8, 2023. The CIK number of Argentic is 0001624053.

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

Disclosure from Wells Fargo Bank, National Association, as certificate administrator, custodian and/or trustee:

In December 2014, Phoenix Light SF Limited (Phoenix Light) and certain related entities filed a complaint in the United States District Court for the Southern District of New York alleging claims against Wells Fargo Bank, N.A., in its capacity as trustee for a number of residential mortgage-backed securities (RMBS) trusts. Complaints raising similar allegations have been filed by Commerzbank AG in the Southern District of New York, IKB International and IKB Deutsche Industriebank (together, IKB) in New York state court, and Park Royal I LLC and Park Royal II LLC in New York state court. In each case, the plaintiffs allege that Wells Fargo Bank, N.A., as trustee, caused losses to investors, and plaintiffs assert causes of action based upon, among other things, the trustee’s alleged failure to notify and enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, notify investors of alleged events of default, and abide by appropriate standards of care following alleged events of default. In July 2022, the district court dismissed Phoenix Light’s claims and certain of the claims asserted by Commerzbank AG, and subsequently entered judgment in each case in favor of Wells Fargo Bank, N.A. In August 2022, Phoenix Light and Commerzbank AG each appealed the district court’s decision to the United States Court of Appeals for the Second Circuit. Phoenix Light dismissed its appeal in May 2023, terminating its case. In October 2023, the Company reached an agreement in principle with IKB to resolve IKB’s claims. The Company previously settled two class actions filed by institutional investors and an action filed by the National Credit Union Administration with similar allegations.

Item 6. Significant Obligors of Pool Assets.

The Coconut Point Mortgage Loan constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus filed with the SEC on November 22, 2016 for CSAIL 2016-C7 Commercial Mortgage Trust. In accordance with Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $11,305,858.67 for the period from January 1, 2023 to September 30, 2023.

Item 9. Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for CSAIL 2016-C7 Commercial Mortgage Trust, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date	10/17/2023	$0.00
Current Distribution Date	11/17/2023	$0.00

*REO Account Balance
Prior Distribution Date	10/17/2023	$0.00
Current Distribution Date	11/17/2023	$0.00
*As provided by Special Servicer

Computershare Trust Company, N.A., as agent for Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for CSAIL 2016-C7 Commercial Mortgage Trust, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date	10/17/2023	$4,042.85
Current Distribution Date	11/17/2023	$4,179.78

Interest Reserve Account Balance
Prior Distribution Date	10/17/2023	$0.00
Current Distribution Date	11/17/2023	$0.00

Gain-on-Sale Reserve Account Balance
Prior Distribution Date	10/17/2023	$0.00
Current Distribution Date	11/17/2023	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1) Monthly report distributed to holders of the certificates issued by CSAIL 2016-C7 Commercial Mortgage Trust, relating to the November 17, 2023 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Credit Suisse Commercial Mortgage Securities Corp.
(Depositor)

/s/ Joseph Speziale
Joseph Speziale, Authorized Signatory

Date: January 10, 2024